Earnings per Share (Tables)	6 Months Ended
Apr. 30, 2025
Earnings per Share [Abstract]
Summary of Earnings Per Share
The following table presents the Bank’s basic and

diluted earnings per share for the three and

six months ended April 30, 2025 and April

30, 2024.
Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except

as noted)
For the three months ended For the six months ended
April 30 April 30 April 30 April 30
2025 2024 2025 2024
Basic earnings per share
Net income attributable to common shareholders $ 10,929 $ 2,374 $ 13,636 $ 5,124
Weighted-average number of common shares outstanding

(millions)
1,740.5 1,762.8 1,745.3 1,769.8
Basic earnings per share (Canadian dollars) $ 6.28 $ 1.35 $ 7.81 $ 2.90
Diluted earnings per share
Net income attributable to common shareholders

$ 10,929 $ 2,374 $ 13,636 $ 5,124
Net income attributable to common shareholders

including impact of dilutive securities
10,929 2,374 13,636 5,124
Weighted-average number of common shares outstanding

(millions)
1,740.5 1,762.8 1,745.3 1,769.8
Effect of dilutive securities
Stock options potentially exercisable (millions) 1 1.2 1.3 1.0 1.4
Weighted-average number of common shares outstanding

– diluted (millions)
1,741.7 1,764.1 1,746.3 1,771.2
Diluted earnings per share (Canadian dollars) 1 $ 6.27 $ 1.35 $ 7.81 $ 2.89
For the three and six months ended April 30, 2025, the computation of diluted earnings per share excluded average options outstanding of $
4.7

million and $
7.2

million, respectively, with
a weighted-average exercise price of $ 92.91

and $
89.12
, respectively, as the option price was greater

than the average market price of the Bank’s common shares. For the three and six months ended April 30, 2024, the computation of diluted earnings per share excluded average options outstanding of
7.3

million and
6.7

million, respectively, with a weighted-average
exercise price of $ 89.14

and $
89.93
, respectively, as the option price was greater

than the average market price of the Bank’s common shares.